Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	ARABELLA EXPLORATION, INC.
Entity Central Index Key	0001506374
Amendment Flag	false
Document Type	F-1
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Mar. 31, 2014